Litigation - Poland (Details) - POLAND € in Millions, zł in Millions				12 Months Ended
	Nov. 26, 2016 PLN (zł)	Nov. 26, 2016 EUR (€)	Dec. 17, 2015 EUR (€)	Dec. 31, 2015 PLN (zł) claim	Dec. 31, 2015 EUR (€) claim	Dec. 31, 2013 item	Dec. 31, 2011 item
Magna Polonia, collusion litigation [member]
IFRS Loss contingencies [line items]
Damages sought	zł 618	€ 148
P4, pricing litigation [member]
IFRS Loss contingencies [line items]
Damages sought				zł 574	€ 137
Number of claims or lawsuits filed | claim				2	2
Number of operators under investigation						3
Orange Polska and subsidiaries [member]
IFRS Loss contingencies [line items]
Fines imposed | €			€ 128
Number of operators subject to claim or fine							4